Equity - Treasury Stock - Tabular Disclosure - Shares (Details) - Class B, Preference shares - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of number of shares outstanding
Number of shares outstanding at beginning of the year	(258,010,058)	(257,606,659)
Number of shares outstanding at end of the year	(258,412,946)	(258,010,058)
Treasury stock
Reconciliation of number of shares outstanding
Number of shares outstanding at beginning of the year	3,415,052	3,818,451
Disposal of shares	(402,888)	(403,399)
Number of shares outstanding at end of the year	3,012,164	3,415,052